UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-5076

                     Tax Exempt California Money Market Fund
                     ---------------------------------------
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  09/30
                          -----

Date of reporting period:  12/31/04
                         ----------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Tax-Exempt California Money Market Fund
Investment Portfolio as of December 31, 2004 (Unaudited)
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                                                                                        Principal
                                                                                        Amount ($)                      Value ($)
                                                                                   ----------------------------------------------

Municipal Investments 99.6%
California 98.0%
Alameda Contra Costa, CA, School Financing Authority,
Certificates of Participation, Capital Improvements
Financing Projects, Series C, 2.03%*, 7/1/2025,
Bank of Nova Scotia (a)                                                                   140,000                        140,000
Alameda County, CA, Certificates of Participation,
Series 410, 2.01%*, 9/1/2021 (b)                                                          250,000                        250,000
California, Department of Water & Power City, 1.75%, 3/10/2005                          7,000,000                      7,000,000
California, Department of Water Resources, Center Valley
Project Revenue, Series B-32, 144A, 2.03%*, 12/1/2025 (b)                                 995,000                        995,000
California, Department of Water Resources, Power Supply Revenue:
Series C-9, 1.95%*, 5/1/2022, Citibank NA (a)                                             550,000                        550,000
Series C-14, 1.98%*, 5/1/2022, Westdeutsche Landesbank (a)                                300,000                        300,000
Series C-17, 2.0%*, 5/1/2022, Bank of New York (a)                                      1,800,000                      1,800,000
Series M5J-D, 144A, 2.05%*, 5/1/2012 (b)                                                2,000,000                      2,000,000
Series B-2, 2.25%*, 5/1/2022, BNP Paribas (a)                                             400,000                        400,000
California, East Bay Water Authority:
1.25%, 2/4/2005                                                                         3,100,000                      3,100,000
1.7%, 1/11/2005                                                                         2,000,000                      2,000,000
California, Economic Recovery Program:
Series C-10, 2.0%*, 7/1/2023, BNP Paribas (a)                                           5,700,000                      5,700,000
Series C-7, 2.13%*, 7/1/2023, BNP Paribas (a)                                             400,000                        400,000
California, General Obligation:
Series C-2, 1.95%*, 5/1/2033, Landesbank Hessen-Thuringen (a)                           3,300,000                      3,300,000
Series PT-1555, 2.01%*, 10/1/2010 (b)                                                   2,300,000                      2,300,000
California, Health Facilities Financing Authority Revenue,
Catholic Healthcare, Series C, 1.98%*, 7/1/2020 (b)                                     1,800,000                      1,800,000
California, Health Facilities Financing Authority Revenue,
Scripps Health, Series A, 1.98%*, 10/1/2023, Bank One NA (a)                            1,990,000                      1,990,000
California, Health Facilities Financing Authority Revenue,
Scripps Memorial Hospital, Series B, 1.92%*, 12/1/2015 (b)                                750,000                        750,000
California, Housing Finance Agency Revenue, Series D,
AMT, 2.0%*, 8/1/2033 (b)                                                                2,945,000                      2,945,000
California, Multi-Family Housing Revenue, Arbors
Apartments, Series A, 1.96%*, 12/15/2032                                                  300,000                        300,000
California, Multi-Family Housing Revenue, California
Hills Apartments, Series A, AMT, 2.0%*, 12/15/2032                                      2,000,000                      2,000,000
California, Municipal Securities Trust Certificates,
Series 9041, 144A, 1.99%*, 7/21/2010 (b)                                                6,500,000                      6,500,000
California, Peninsula Corridor Joint Powers Board,
Grant Anticipation Notes, Series A, 1.76%, 5/3/2005                                     2,000,000                      2,002,701
California, Statewide Community Development Authority,
Multi-Family Revenue, Avian Glen Apartments Project,
Series B, AMT, 2.05%*, 8/1/2039, Citibank NA (a)                                        2,000,000                      2,000,000
California, University of California Revenues, 1.65%, 1/12/2005                         6,000,000                      6,000,000
Contra Costa County, CA, Multi Family Housing Revenue,
Camara Circle Apartments, Series A, AMT, 2.0%*, 12/1/2032,
Citibank NA (a)                                                                           175,000                        175,000
Fremont, CA, Certificates of Participation, Capital Improvement
Financing Project, 2.0%*, 8/1/2030, Scotiabank (a)                                        150,000                        150,000
Grant, CA, Joint Union High School District, Certificates
of Participation, School Facilities Bridge Funding Program:
1.95%*, 9/1/2015 (b)                                                                      200,000                        200,000
1.95%*, 9/1/2034 (b)                                                                      200,000                        200,000
Hesperia, CA, Public Financing Authority Revenue,
1993 Star Improvement Project, 2.0%*, 10/1/2023,
Bank of America NA (a)                                                                  5,600,000                      5,600,000
Irvine, CA, East Investment Co., 1.98%*, 12/1/2005,
Bank of America NA (a)                                                                    200,000                        200,000
Kern County, CA, Certificates of Participation, Kern Public
Facilities Project, Series B, 1.95%*, 8/1/2006,
Bayerische Landesbank (a)                                                                 155,000                        155,000
Lancaster, CA, Redevelopment Agency, Multi Family Housing Revenue,
Westwood Park Apartments, Series K, 1.98%*, 12/1/2007,
Bank of America NA (a)                                                                  2,900,000                      2,900,000
Long Beach, CA, Harbor Department, 1.28%*, 1/7/2005                                     1,000,000                      1,000,000
Los Angeles County, CA, Capital Asset Lease Revenue, 1.72%, 1/6/2005                    3,000,000                      3,000,000
Los Angeles County, CA, Tax & Revenue Anticipation Notes,
Series A, 3.0%, 6/30/2005                                                               3,640,000                      3,663,966
Los Angeles, CA, General Obligation, Series L54J, 2.05%*, 6/30/2005                     5,000,000                      5,000,000
Los Angeles, CA, Regional Airports Improvement Corp. Lease, Airport
Revenue, Los Angeles International Airport, AMT, 2.24%*, 12/1/2025,
Societe Generale (a)                                                                      450,000                        450,000
Los Angeles, CA, Tax & Revenue Anticipation Notes, 6.0%, 6/30/2005                      1,000,000                      1,019,620
Los Angeles, CA, Unified School District:
1.98%*, 1/1/2028 (b)                                                                    1,000,000                      1,000,000
1.98%*, 11/1/2028 (b)                                                                     400,000                        400,000
Series B-12, 2.03%*, 1/1/2027 (b)                                                       1,000,000                      1,000,000
Los Angeles, CA, Water and Power Revenue:
Subseries A-5, 1.95%*, 7/1/2035                                                         1,100,000                      1,100,000
Subseries A-4, 1.96%*, 7/1/2035                                                           400,000                        400,000
Series B-2, 1.98%*, 7/1/2034                                                              600,000                        600,000
Sacramento County, CA, Housing Authority, Multi-Family
Housing Revenue, Chesapeake Commons, Series C, AMT, 2.0%*, 2/15/2031                      500,000                        500,000
Sacramento County, CA, Housing Authority, Multi-Family Housing
Revenue, Sierra Sunrise Senior Apartments, Series D,
AMT, 2.05%*, 7/1/2036, Citibank NA (a)                                                  6,941,000                      6,941,000
Sacramento, CA, Housing Authority Multi-Family Revenue,
Freemont Mews Apartments, Series D, AMT, 2.01%*,
11/1/2038, Wachovia Bank NA (a)                                                         4,750,000                      4,750,000
San Bernardino, CA, Certificates of Participation,
Medical Center Financing Project, 1.95%*, 8/1/2026 (b)                                    100,000                        100,000
San Diego, CA, Unified School District, Series 847,
2.01%*, 7/1/2020 (b)                                                                    2,099,000                      2,099,000
San Diego, CA, Water Authority, ABN Amro Munitops
Certificate Trust, Series 1998-10, 2.02%*, 7/5/2006 (b)                                   650,000                        650,000
San Francisco, CA, Bay Area, Rapid Transportation District,
Sales Tax Revenue, Series PA-572, 2.01%*, 1/1/2008 (b)                                  2,250,000                      2,250,000
San Francisco, CA, City & County, International Airport
Revenue, Series SG-88, 2.01%*, 5/1/2021                                                 6,200,000                      6,200,000
San Francisco, CA, City & County, Multi-Family Housing Revenue,
Derek Silva Community, Series D, AMT, 2.1%*, 12/1/2019,
Citibank NA (a)                                                                         1,000,000                      1,000,000
San Francisco, CA, City & County, Public Utilities Commonwealth
Clean Water Revenue, Series B-20, 144A, 2.03%*, 10/1/2022 (b)                           2,000,000                      2,000,000
San Francisco, CA, City & County Apartment Community,
Series 27A, AMT, 5.0%, 5/1/2005 (b)                                                     3,680,000                      3,720,978
San Jose, CA, Multi-Family Housing Revenue, Almanden
Lake Village Apartments, Series A, AMT, 2.0%*, 3/1/2032                                   500,000                        500,000
Santa Clara, CA, Electric Revenue, Series B, 1.95%*, 7/1/2010 (b)                       2,235,000                      2,235,000
Simi Valley, CA, Multi-Family Housing Revenue,
Lincoln Wood Ranch, 1.98%*, 6/1/2010                                                    1,600,000                      1,600,000
Triunfo County, CA, Sanitation District Revenue,
2.08%*, 6/1/2019, Banque Nationale Paris (a)                                              190,000                        190,000
                                                                                                                    ------------
                                                                                                                     119,472,265

Multi-State 1.6%
ABN Amro, Munitops Certificate Trust, Series 2000-17,
1.6%*, 10/1/2008                                                                        1,900,000                      1,900,000
                                                                                                                    ------------

                                                                                         % of
                                                                                         Net Assets                   Value ($)
                                                                                         ----------                   ---------

Total Investment Portfolio  (Cost $121,372,265)                                              99.6                    121,372,265
Other Assets and Liabilities, Net                                                             0.4                        496,904
                                                                                                                    ------------
Net Assets                                                                                  100.0                    121,869,169
                                                                                                                    ============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Tax Exempt California Money Market Fund


By:                                 /s/Julian Sluyters
                                    -----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               February 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Tax Exempt California Money Market Fund


By:                                 /s/Julian Sluyters
                                    -----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               February 22, 2005



By:                                 /s/Paul Schubert
                                    --------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               February 22, 2005